Income Taxes - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Adjustments for current tax of prior periods		¥ 15,682	¥ 4,654	¥ 4,952
Current tax expense (income), related to Pillar Two income taxes		2,376	317
Deferred tax expense (income) relating to origination and reversal of temporary differences		¥ (8,292)	¥ (19,542)	¥ (32,290)
Applicable tax rate	31.50%	30.60%	30.60%	30.60%
Tax effect of tax contingencies in determining taxable profit (loss)		¥ (1,309)	¥ 426	¥ (83,784)
Deferred tax expense (income)		(101,034)	(71,116)	(198,755)
Current and deferred tax relating to items credited (charged) directly to equity		(382)	1,347
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax assets have not been recognised		86,107	447,645
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised		2,163,931	¥ 578,601
AMITIZA Antitrust Litigation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income)		¥ (58,393)
AbbVie break fee case with IRA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of tax contingencies in determining taxable profit (loss)				¥ (63,547)